PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 254,175	$ 157,349
Accumulated depreciation	166,497	116,756
Depreciated cost	87,678	40,593
Depreciation expense	18,422	15,575	$ 17,688
Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Reduction in costs	10,941	9,615
Reduction in accumulated depreciation	10,941	9,615
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	181,738	118,326
Accumulated depreciation	139,066	95,056
Internal use software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	9,882	1,380
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	13,982	8,537
Accumulated depreciation	7,847	6,372
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	48,573	29,106
Accumulated depreciation	$ 19,584	$ 15,328